Capital and Reserves	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Capital and Reserves
15.	Capital and reserves
Share capital

	Ordinary A Shares	Ordinary B Shares	Preference C Shares	Preference G1 Shares
In thousands of shares	2021	2021	2021	2021
Authorized	10,000,000	11,000,000	10,000,000	50,000
On issue at January 1, 2021	135,136	664,605	252,065	0
Issued during the year	—	17,206	41,012	10,150

On issue at June 30, 2021 - fully paid	135,136	681,811	293,077	10,150

June 30, 2021
Authorized
10,000,000,000 A Ordinary shares of $0.00001277 each	127,700
11,000,000,000 B Ordinary shares of $0.00001277 each	140,471
10,000,000,000 C Preferred shares of $0.00001277 each	127,700
50,000,000 G1 Ordinary redeemable shares of $0.00001277 each	638
Allotted, called up and fully paid
135,136,000 A ordinary shares of $0.00001277 each	1,726
664,605,000 B ordinary shares of $0.00001277 each	8,487
293,188 C preference shares of $0.00001277 each	3,744
10,150 G1 Ordinary redeemable shares of $0.00001277 each	130

14,087

During the six month period ended June 30, 2021 $70,000 thousand Loan Notes were converted into 41,012,358 “C” preference shares. These shares had a fixed for fixed conversion feature and are therefore accounted for as equity investments.
During the year ended December 31, 2020, the Group issued 24,796,225 $0.00001277 “C” preference shares for a consideration of $42,097 thousand. $30,000 thousand Loan Notes were converted into 17,708,792 shares related to the principle and $189 thousand Loan Notes were converted to 111,239 shares related to interest. The Loan Notes that were converted into our “C” preference shares had a fixed for fixed conversion feature and are therefore accounted for as equity investments. The remaining 6,976,194 shares were settled in cash for a consideration of $11,908 thousand.
Tranche 1 Notes
On November 12, 2020 Tranche 1 Notes of $30,000 thousand were issued to GHE and paid to Babylon in two parts of $15,000 thousand on November 16, 2020 and December 2, 2020. The Tranche 1 Notes accrue interest of 11% per year and shareholder approval is required for the Trance 1 Notes to be convertible into a fixed number of Series C Preferred Shares at a price of US $1.706802577 per share within six months of the first issuance date.
The conversion of the Tranche 1 Notes was approved by shareholders on December 16, 2020. Subsequent to this conversion approval, the principal of the Tranche 1 Notes was reclassified from being recognized as a financial liability to be classified as equity. No material gain or loss was recognized on conversion. The share capital in relation to the Series C Preferred Shares issued on conversion was recorded at the nominal value of the shares issued.
Tranche
2 Notes
Tranche 2 Notes of $70,000 thousand were issued on December 16, 2020 and are not interest bearing. The Tranche 2 Notes are exchangeable into a variable number of Series C Preferred Shares upon the earlier of the occurrence of certain events or June 30, 2021.
Tranche 2 Notes converted to equity on June 30, 2021. The principal of the Tranche 2 Notes was reclassified from being recognized as a financial liability to be classified as equity. No material gain or loss was recognized on conversion. The share capital in relation to the Series C Preferred Shares issued on conversion was recorded at the nominal value of the shares issued.
All shares issued rank pari-passu aside from the following:

•	the A Ordinary Shares in issue at any time shall (as a separate class) carry fifty per cent (50.0%) of the total voting rights of the Shares; and

•
the B Ordinary Shares and the Series C Preferred Shares in issue at any time shall (as if the B Ordinary Shares and the Series C Preferred Shares constituted one and the same class) carry fifty per cent (50.0%) of the total voting rights of the Shares;

•
the Holders of a majority of the A Ordinary Shares shall have the right from time to time to appoint such number of persons to be Directors of each Group Company equal to the number of Directors which the Holders of B Ordinary Shares and Series C Preferred Shares are entitled to appoint (in aggregate) plus one additional Director; and in each case to remove from office any persons appointed and to appoint another person in his or her place

•
The Series C Largest Shareholder shall have the right from time to time to appoint one person to be a Director and to remove from office any person so appointed and to appoint another person in his or her place.

•
For so long as a holder of B Ordinary Shares or Series C Preferred Shares is also a Qualifying Stakeholder, each such Qualifying Stakeholder shall have the right from time to time to appoint one person to be a Director for each whole Qualifying Stake held by them and to remove from office any person so appointed and to appoint another person in his or her place.

•
G1 Ordinary Redeemable Shares do not have the right to vote, nor to receive dividends, and have capital rights to convert into Ordinary B Shares in connection with an exit event. G1 Ordinary Redeemable shares are redeemable at the sole discretion of the Company.

On any return of capital on liquidation, the assets of the Group available for distribution shall be distributed:

a)	first, in paying to each of the Series C Preferred Shareholders, in priority to any other classes of Shares, an amount per Series C Preferred Share held equal to the Preference Amount

b)	second, in paying to the 2016/2017 Subscribers pro rata to their respective holdings of Hoxton Shares and Kinnevik Shares an amount equal to the Hurdle Amount; and

c)	the balance of the surplus assets (if any) shall be distributed among the holders of the A Ordinary Shares and the B Ordinary Shares pro rata as if they constituted one and the same class.
Foreign currency translation reserve
Exchange differences arising on translation of the foreign controlled entities are recognized in other comprehensive loss and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
Other comprehensive income (“OCI”) accumulated in reserves, net of tax

2021
$’000
January 1,	1,675
Foreign operations – foreign currency translation differences	(67)

June 30,	1,608

Retained earnings
The retained earnings account represents retained profits or losses less amounts distributed to shareholders.
Share-based payment reserve
The share-based payment reserve represents amounts accruing for equity-based share options granted.

23.	Capital and reserves
Share capital

	Ordinary A Shares	Ordinary B Shares	Preference C Shares
In thousands of shares	2020	2020	2020
Authorized	10,000,000	11,000,000	10,000,000
On issue at January 1, 2020	135,136	664,605	227,380
Issued during the year	—	—	24,796

On issue at December 31, 2020—fully paid	135,136	664,605	252,176

	2020	2019

Authorized
10,000,000,000 A Ordinary shares of $0.00001277 each	127,700	127,700
11,000,000,000 B Ordinary shares of $0.00001277 each	140,470	140,470
10,000,000,000 C Preferred shares of $0.00001277 each	127,700	127,700
Allotted, called up and fully paid
135,136,000 A ordinary shares of $ 0.00001277 each	1,726	1,726
664,605,000 B ordinary shares of $ 0.00001277 each	8,487	8,487
252,176,369 C preference shares of $ 0.00001277 each	3,220	2,904

	13,433	13,117

During the year, the Group issued 24,796,225 $0.00001277 “C” preference shares for a consideration of $42,097 thousand. $30,000 thousand Loan Notes were converted into 17,708,792 shares related to the principle and $189 thousand Loan Notes were converted to 111,239 shares related to interest. The Loan Notes that were converted into our “C” preference shares had a fixed conversion feature and are therefore accounted for as equity investments. The remaining 6,976,194 shares were settled in cash for a consideration of $11,908 thousand.
During the year ended December 31, 2019, the Company issued 227,380,145 $0.00001277 “C” preference shares for a consideration of $337,271 thousand, settled in cash.
Tranche 1 Notes
On November 12, 2020 Tranche 1 Notes of $30,000 thousand were issued to GHE and paid to Babylon in two parts of $15,000 thousand on November 16, 2020 and December 2, 2020. The Tranche 1 Notes accrue interest of 11% per year and shareholder approval is required for the Trance 1 Notes to be convertible into a fixed number of Series C Preferred Shares at a price of US $1.706802577 per share within six months of the first issuance date.
The conversion of the Tranche 1 Notes was approved by shareholders on December 16, 2020. Subsequent to this conversion approval, the principal of the Tranche 1 Notes was reclassified from being recognized as a financial liability to be classified as equity. No material gain or loss was recognized on conversion. The share capital in relation to the Series C Preferred Shares issued on conversion was recorded at the nominal value of the shares issued.
All shares issued rank pari-passu aside from the following:

•	the A Ordinary Shares in issue at any time shall (as a separate class) carry fifty per cent (50.0%) of the total voting rights of the Shares; and

•
the B Ordinary Shares and the Series C Preferred Shares in issue at any time shall (as if the B Ordinary Shares and the Series C Preferred Shares constituted one and the same class) carry fifty per cent (50.0%) of the total voting rights of the Shares;

•
the Holders of a majority of the A Ordinary Shares shall have the right from time to time to appoint such number of persons to be Directors of each Group Company equal to the number of Directors which the Holders of B Ordinary Shares and Series C Preferred Shares are entitled to appoint (in aggregate) plus one additional Director; and in each case to remove from office any persons appointed and to appoint another person in his or her place

•
The Series C Largest Shareholder shall have the right from time to time to appoint one person to be a Director and to remove from office any person so appointed and to appoint another person in his or her place.

•
For so long as a holder of B Ordinary Shares or Series C Preferred Shares is also a Qualifying Stakeholder, each such Qualifying Stakeholder shall have the right from time to time to appoint one person to be a Director for each whole Qualifying Stake held by them and to remove from office any person so appointed and to appoint another person in his or her place.

On any return of capital on liquidation, the assets of the Group available for distribution shall be distributed:

a)	first, in paying to each of the Series C Preferred Shareholders, in priority to any other classes of Shares, an amount per Series C Preferred Share held equal to the Preference Amount

b)	second, in paying to the 2016/2017 Subscribers pro rata to their respective holdings of Hoxton Shares and Kinnevik Shares an amount equal to the Hurdle Amount; and

c)	the balance of the surplus assets (if any) shall be distributed among the holders of the A Ordinary Shares and the B Ordinary Shares pro rata as if they constituted one and the same class.
Foreign currency translation reserve
Exchange differences arising on translation of the foreign controlled entities are recognized in other comprehensive loss and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
Other comprehensive income (“OCI”) accumulated in reserves, net of tax

	2020	2019
	$’000	$’000
January 1,	(1,904)	7,789
Foreign operations – foreign currency translation differences	3,579	(9,693)

December 31,	1,675	(1,904)

Retained earnings
The retained earnings account represents retained profits or losses less amounts distributed to shareholders.
Share-based payment reserve
The share-based payment reserve represents amounts accruing for equity-based share options granted.